UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number                   811-00505
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                           Philadelphia Fund, Inc.
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              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
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          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
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                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30, 2004
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Date of reporting period:  July 1, 2003 - June 30, 2004
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Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;
(b) The exchange ticker symbol of the portfolio security;
(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
(d) The shareholder meeting date;
(e) A brief identification of the matter voted on;
(f) Whether the matter was proposed by the issuer or by a security holder;
(g) Whether the registrant cast its vote on the matter;
(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(i) Whether the registrant cast its vote for or against management.

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  (A)                        (B)       (C)         (D)               (E)                   (F)        (G)     (H)      (I)
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                                                  MEETING                                 ISSUER              VOTE    FOR/AGAINST
ISSUER                       TICKER  CUSIP         DATE    DESCRIPTION OF VOTE            vs. SH      VOTED?  CAST        MGMT
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Del Monte Foods              DLM     24522P103   09/12/03  Amend Incentive Plan To        Issuer      Yes     For      For
                                                           Comply With IRS Code
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Del Monte Foods              DLM     24522P103   09/12/03  Election Of Directors          Issuer      Yes     For      For
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Del Monte Foods              DLM     24522P103   09/12/03  Ratify Independent Auditors    Issuer      Yes     For      For
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H.J. Heinz Co.               HNZ     423074103   09/12/03  Ratify Independent Auditors    Issuer      Yes     For      For
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H.J. Heinz Co.               HNZ     423074103   09/12/03  Election Of Directors          Issuer      Yes     For      For
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Costco Wholesale             COST    22160K105   01/29/04  Election Of Directors          Issuer      Yes     For      For
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Costco Wholesale             COST    22160K105   01/29/04  Selection Of Independent       Issuer      Yes     For      For
                                                           Auditors
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Costco Wholesale             COST    22160K105   01/29/04  Develop Policy For Land        Shareholder Yes     Against  For
                                                           Procurement
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Costco Wholesale             COST    22160k105   01/29/04  Elect Directors Annually       Shareholder Yes     Against  For
                                                           And Not By Classes
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Bank of America Corp.        BAC     060505104   03/17/04  Amended Stock Plan             Issuer      Yes     For      For
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Bank of America Corp.        BAC     060505104   03/17/04  Merger Agreement               Issuer      Yes     For      For
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Bank of America Corp.        BAC     060505104   03/17/04  Increase Authorized Shares     Issuer      Yes     For      For
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Bank of America Corp.        BAC     060505104   03/17/04  Adjourn Special Meeting To     Issuer      Yes     For      For
                                                           Solicit Additional Proxies
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Amsouth Bancorp              ASO     032165102   04/15/04  1996 Amended Long Term         Issuer      Yes     For      For
                                                           Incentive Plan
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Amsouth Bancorp              ASO     032165102   04/15/04  Employee Stock Purchase Plan   Issuer      Yes     For      For
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Amsouth Bancorp              ASO     032165102   04/15/04  Outside Directors Stock        Issuer      Yes     For      For
                                                           Option Plan
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Amsouth Bancorp              ASO     032165102   04/15/04  Election Of Directors          Issuer      Yes     For      For
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Amsouth Bancorp              ASO     032165102   04/15/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Amsouth Bancorp              ASO     032165102   04/15/04  Political Contributions        Shareholder Yes     For      Against
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Hawaiian Electric Ind        HE      419870100   04/20/04  Election Of Directors          Issuer      Yes     For      For
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Hawaiian Electric Ind        HE      419870100   04/20/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Public Service Ent. Grp      PEG     744573106   04/20/04  2004 Long-Term Incentive Plan  Issuer      Yes     For      For
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Public Service Ent. Grp      PEG     744573106   04/20/04  Election Of Directors          Issuer      Yes     For      For
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Public Service Ent. Grp      PEG     744573106   04/20/04  Board Nominations -            Shareholder Yes     Against  For
                                                           2 Candidate Minimum
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Public Service Ent. Grp      PEG     744573106   04/20/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Southtrust Bank              SOTR    844730101   04/21/04  Election Of Directors          Issuer      Yes     For      For
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Southtrust Bank              SOTR    844730101   04/21/04  2004 Long-Term Incentive Plan  Issuer      Yes     For      For
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Southtrust Bank              SOTR    844730101   04/21/04  Senior Officer Performance     Issuer      Yes     For      For
                                                           Incentive Plan
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Southtrust Bank              SOTR    844730101   04/21/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Kellogg Co                   K       487836108   04/23/04  Election Of Directors          Issuer      Yes     For      For
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Kellogg Co                   K       487836108   04/23/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Kellogg Co                   K       487836108   04/23/04  Genetically Engineered Food    Shareholder Yes     Against  For
                                                           Impact Report
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American Electric Power      AEP     025537101   04/27/04  Election Of Directors          Issuer      Yes     For      For
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American Electric Power      AEP     025537101   04/27/04  Auditor Perform Only Audit     Shareholder Yes     Against  For
                                                           And Audit Related Work
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American Electric Power      AEP     025537101   04/27/04  Ratify Independent Auditors    Issuer      Yes     For      For
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American Electric Power      AEP     025537101   04/27/04  Executive Severance Agreement  Shareholder Yes     Against  For
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American Electric Power      AEP     025537101   04/27/04  Supplemental Executive         Shareholder Yes     Against  For
                                                           Retirement Plans
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American Electric Power      AEP     025537101   04/27/04  Term Limits For Directors      Shareholder Yes     Against  For
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National City Corp           NCC     635405103   04/27/04  Senior Officer Incentive Plan  Issuer      Yes     For      For
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National City Corp           NCC     635405103   04/27/04  Election Of Directors          Issuer      Yes     For      For
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National City Corp           NCC     635405103   04/27/04  Ratify Independent Auditors    Issuer      Yes     For      For
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ChevronTexaco Corp           CVX     166764100   04/28/04  Long-Term Incentive Plan       Issuer      Yes     For      For
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ChevronTexaco Corp           CVX     166764100   04/28/04  Director Election              Shareholder Yes     Against  For
                                                           Vote Threshold
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ChevronTexaco Corp           CVX     166764100   04/28/04  Election Of Directors          Issuer      Yes     For      For
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ChevronTexaco Corp           CVX     166764100   04/28/04  HIV/AIDS, TB & Malaria Report  Shareholder Yes     Against  For
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ChevronTexaco Corp           CVX     166764100   04/28/04  Political Disclosure           Shareholder Yes     Against  For
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ChevronTexaco Corp           CVX     166764100   04/28/04  Ratify Independent Auditors    Issuer      Yes     For      For
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ChevronTexaco Corp           CVX     166764100   04/28/04  Renewable Energy               Shareholder Yes     Against  For
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ChevronTexaco Corp           CVX     166764100   04/28/04  Report On Ecuador              Shareholder Yes     Against  For
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ChevronTexaco Corp           CVX     166764100   04/28/04  Shareholder Rights Plan        Issuer      Yes     For      For
                                                           Policy Support
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Marathon Oil Corp            MRO     565849106   04/28/04  Climate Change Resolution      Shareholder Yes     Against  For
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Marathon Oil Corp            MRO     565849106   04/28/04  Senior Executive Officers      Shareholder Yes     Against  For
                                                           Severance Compensation Limit
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Marathon Oil Corp            MRO     565849106   04/28/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Occidental Petroleum         OXY     674599105   04/30/04  Restricted Stock Plan          Issuer      Yes     Against  Against
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Occidental Petroleum         OXY     674599105   04/30/04  Discontinue Options, Rights,   Shareholder Yes     For      Against
                                                           And Severance Payments
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Occidental Petroleum         OXY     674599105   04/30/04  Election Of Directors          Issuer      Yes     For      For
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Louisiana-Pacific Corp       LPX     546347105   05/03/04  1992 Non-Employee Director     Issuer      Yes     For      For
                                                           Stock Option Plan
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Louisiana-Pacific Corp       LPX     546347105   05/03/04  1997 Incentive Stock           Issuer      Yes     For      For
                                                           Award Plan
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Louisiana-Pacific Corp       LPX     546347105   05/03/04  2000 Non-Employee Director     Issuer      Yes     For      For
                                                           Restricted Stock Plan
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Louisiana-Pacific Corp       LPX     546347105   05/03/04  Annual Cash Incentive Award    Issuer      Yes     Against  Against
                                                           Plan Performance Goals
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Louisiana-Pacific Corp       LPX     546347105   05/03/04  Election Of Directors          Issuer      Yes     For      For
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Louisiana-Pacific Corp       LPX     546347105   05/03/04  Separation Of Chairman         Shareholder Yes     For      Against
                                                           And CEO Positions
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Louisiana-Pacific Corp       LPX     546347105   05/03/04  Environmental Matters          Shareholder Yes     Against  For
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Louisiana-Pacific Corp       LPX     546347105   05/03/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Bristol-Myers Squibb         BMY     110122108   05/04/04  Director Vote Threshold        Shareholder Yes     Against  For
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Bristol-Myers Squibb         BMY     110122108   05/04/04  HIV/AIDS-TB-Malaria            Shareholder Yes     Against  For
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Bristol-Myers Squibb         BMY     110122108   05/04/04  Prohibition Of Political       Shareholder Yes     Against  For
                                                           Contributions
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Bristol-Myers Squibb         BMY     110122108   05/04/04  Publication Of Political       Shareholder Yes     Against  For
                                                           Contributions
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Bristol-Myers Squibb         BMY     110122108   05/04/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Bristol-Myers Squibb         BMY     110122108   05/04/04  Separation Of Chairman         Shareholder Yes     For      Against
                                                           And CEO Positions
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Bristol-Myers Squibb         BMY     110122108   05/04/04  Election Of Directors          Issuer      Yes     For      For
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Sempra Energy                SRE     816851109   05/04/04  Election Of Directors          Issuer      Yes     For      For
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Sempra Energy                SRE     816851109   05/04/04  Annual Election Of Directors   Shareholder Yes     Against  For
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Sempra Energy                SRE     816851109   05/04/04  Auditor Services               Shareholder Yes     Against  For
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Sempra Energy                SRE     816851109   05/04/04  Independent Chairman Of        Shareholder Yes     For      Against
                                                           The Board
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Sempra Energy                SRE     816851109   05/04/04  Shareholder Rights Plan        Shareholder Yes     Against  For
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Sempra Energy                SRE     816851109   05/04/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Kerr-McGee                   KMG     492386107   05/11/04  Election Of Directors          Issuer      Yes     For      For
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Kerr-McGee                   KMG     492386107   05/11/04  Directors Communication        Shareholder Yes     Against  For
                                                           Office Establishment
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UnitedHealth Group           UNH     91324P102   05/12/04  Election Of Directors          Issuer      Yes     For      For
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UnitedHealth Group           UNH     91324P102   05/12/04  Stock Options Expensing        Shareholder Yes     Against  For
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UnitedHealth Group           UNH     91324P102   05/12/04  Replace Stock Options          Shareholder Yes     Against  For
                                                           With Restricted Stock
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Washington Post Co           WPO     939640108   05/13/04  Election Of Directors          Issuer      Yes     For      For
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Washington Post Co           WPO     939640108   05/13/04  Transact Other Business        Issuer      Yes     For      For
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FirstEnergy Corp             FE      337932107   05/18/04  Articles Of Incorporation And
                                                           Code Of Regulations Voting     Issuer      Yes     For      For
                                                           Requirements Amendments
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FirstEnergy Corp             FE      337932107   05/18/04  Code Of Regulations To         Issuer      Yes     For      For
                                                           Declassify Board Of Directors
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FirstEnergy Corp             FE      337932107   05/18/04  Director Deferred              Issuer      Yes     For      For
                                                           Compensation Plan
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FirstEnergy Corp             FE      337932107   05/18/04  Executive Deferred             Issuer      Yes     For      For
                                                           Compensation Plan
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FirstEnergy Corp             FE      337932107   05/18/04  Election Of Directors          Issuer      Yes     For      For
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FirstEnergy Corp             FE      337932107   05/18/04  Expense Stock Option
                                                           Grants To Employees            Shareholder Yes     Against  For
                                                           In Financial Statement
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FirstEnergy Corp             FE      337932107   05/18/04  Financial Statement Change For
                                                           Option Grants To Employees     Shareholder Yes     Against  For
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FirstEnergy Corp             FE      337932107   05/18/04  Shareholder Vote For Future    Shareholder Yes     Against  For
                                                           Severance Agreement
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FirstEnergy Corp             FE      337932107   05/18/04  Publish Political Contribution
                                                           Detail in Annual And Semi-     Shareholder Yes     Against  For
                                                           Annual Reports
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Corn Products Int'l          CPO     219023108   05/19/04  Election Of Directors          Issuer      Yes     For      For
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Corn Products Int'l          CPO     219023108   05/19/04  Ratify Independent Auditors    Issuer      Yes     For      For
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TXU Corp                     TXU     873168108   05/21/04  Ratify Independent Auditors    Issuer      Yes     For      For
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TXU Corp                     TXU     873168108   05/21/04  Election Of Directors          Issuer      Yes     For      For
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TXU Corp                     TXU     873168108   05/21/04  Officers' Sales Of             Shareholder Yes     Against  For
                                                           Restricted Stock
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Kerr-McGee                   KMG     492386107   05/23/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Unocal Corp                  UCL     915289102   05/24/04  2004 Directors Deferred
                                                           Compensation And Restricted    Issuer      Yes     For      For
                                                           Stock Award Plan
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Unocal Corp                  UCL     915289102   05/24/04  Board Of Directors Committee   Shareholder Yes     Against  For
                                                           Report On Greenhouse Gases
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Unocal Corp                  UCL     915289102   05/24/04  Election Of Directors          Issuer      Yes     For      For
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Unocal Corp                  UCL     915289102   05/24/04  Bylaw Requiring The Chairman
                                                           Not Concurrently Serve As CEO  Shareholder Yes     For      Against
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Unocal Corp                  UCL     915289102   05/24/04  Restricted Stock Programs For
                                                           Executive Compensation In      Shareholder Yes     For      Against
                                                           Lieu Of Stock Options
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Unocal Corp                  UCL     915289102   05/24/04  Directors Communication        Shareholder Yes     Against  For
                                                           Office Establishment
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Unocal Corp                  UCL     915289102   05/24/04  Ratify Independent Auditors    Issuer      Yes     For      For
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Bank of America Corp.        BAC     060505104   05/26/04  Election Of Directors          Issuer      Yes     For      For
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Bank of America Corp.        BAC     060505104   05/26/04  Annual Meeting Date            Shareholder Yes     Against  For
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Bank of America Corp.        BAC     060505104   05/26/04  Mutual Fund Trading Policies   Shareholder Yes     Against  For
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Bank of America Corp.        BAC     060505104   05/26/04  Privacy & Information Security Shareholder Yes     Against  For
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Bank of America Corp.        BAC     060505104   05/26/04  Board Nominations -            Shareholder Yes     Against  For
                                                           2 Candidate Minimum
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Bank of America Corp.        BAC     060505104   05/26/04  Stop Charitable Contributions  Shareholder Yes     Against  For
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Bank of America Corp.        BAC     060505104   05/26/04  Ratify Independent Auditors    Issuer      Yes     For      For
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The Southern Co              SO      842587107   05/26/04  Outside Directors Stock Plan   Issuer      Yes     For      For
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The Southern Co              SO      125071100   05/26/04  Election Of Directors          Issuer      Yes     For      For
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The Southern Co              SO      842587107   05/26/04  Ratify Independent Auditors    Issuer      Yes     For      For
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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)              Philadelphia Fund, Inc.
             --------------------------------------------------------------



By (Signature and Title)* /s/Donald H. Baxter
                          -------------------------------------------------
                          Donald H. Baxter, President


Date: August 6, 2004
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* Print the name and title of each signing officer under his or her signature.